Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 3,631,560	¥ 4,274,682
Amortization	(633,544)	(643,233)	¥ (652,117)
Impairment losses	(133,402)	(95,602)	(169,405)
Ending balance	3,419,348	3,631,560	4,274,682
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	144,547	149,632
Ending balance	149,287	144,547	149,632
Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,475,773	4,113,726
Ending balance	3,258,905	3,475,773	4,113,726
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,240	11,324
Ending balance	11,156	11,240	11,324
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,538,208	8,601,492
Additions and other increases	226,845	94,248
Disposals and other decreases	(32,238)	(19,617)
Reclassification to assets held for sale (Note 18)	(46,943)	(11,204)
Foreign currency translation differences	672,419	(126,712)
Ending balance	9,358,291	8,538,208	8,601,492
Acquisition cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	319,318	289,116
Additions and other increases	35,420	38,769
Disposals and other decreases	(15,002)	(4,048)
Reclassification to assets held for sale (Note 18)	0	(95)
Foreign currency translation differences	32,307	(4,424)
Ending balance	372,043	319,318	289,116
Acquisition cost | Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,206,937	8,300,433
Additions and other increases	191,426	55,345
Disposals and other decreases	(17,213)	(15,453)
Reclassification to assets held for sale (Note 18)	(46,943)	(11,108)
Foreign currency translation differences	640,053	(122,279)
Ending balance	8,974,261	8,206,937	8,300,433
Acquisition cost | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,953	11,944
Additions and other increases	0	134
Disposals and other decreases	(24)	(116)
Reclassification to assets held for sale (Note 18)	0	0
Foreign currency translation differences	59	(9)
Ending balance	11,988	11,953	11,944
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,906,647)	(4,326,810)
Amortization	(547,116)	(589,187)
Impairment losses	(133,402)	(95,602)
Disposals and other decreases	32,202	18,384
Reclassification to assets held for sale (Note 18)	43,353	11,171
Foreign currency translation differences	(427,332)	75,397
Ending balance	(5,938,943)	(4,906,647)	(4,326,810)
Accumulated depreciation and accumulated impairment losses | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(174,771)	(139,483)
Amortization	(42,544)	(40,414)
Impairment losses	(762)	(556)
Disposals and other decreases	14,987	3,081
Reclassification to assets held for sale (Note 18)	0	63
Foreign currency translation differences	(19,665)	2,538
Ending balance	(222,756)	(174,771)	(139,483)
Accumulated depreciation and accumulated impairment losses | Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,731,164)	(4,186,707)
Amortization	(504,475)	(548,660)
Impairment losses	(132,640)	(95,047)
Disposals and other decreases	17,213	15,283
Reclassification to assets held for sale (Note 18)	43,353	11,108
Foreign currency translation differences	(407,643)	72,858
Ending balance	(5,715,356)	(4,731,164)	(4,186,707)
Accumulated depreciation and accumulated impairment losses | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(713)	(620)
Amortization	(97)	(113)
Impairment losses	0	0
Disposals and other decreases	2	20
Reclassification to assets held for sale (Note 18)	0	0
Foreign currency translation differences	(25)	1
Ending balance	¥ (832)	¥ (713)	¥ (620)